Description of Organization and Business Operations (Details)			2 Months Ended	6 Months Ended
	Mar. 02, 2021 USD ($) $ / shares shares	Nov. 12, 2020 item	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Condition for future business combination number of businesses minimum | item		1
Sale of Units, net of underwriting discounts (in shares) | shares			4,125,000
Price of warrant | $ / shares			$ 10.00
Proceeds from sale of Private Placement Warrants				$ 8,975,000
Payments for investment of cash in Trust Account				316,250,000
Purchase price, per unit | $ / shares			$ 10.00
Transaction Costs				17,853,629
Underwriting fees				6,325,000
Deferred underwriting fee payable				11,068,750
Other offering costs				459,879
Cash held outside the Trust Account			$ 25,000	1,128,603
Working capital surplus				$ 1,103,644
Condition for future business combination use of proceeds percentage				80
Condition for future business combination threshold Percentage Ownership				50
Condition for future business combination threshold Net Tangible Assets			$ 5,000,001	$ 5,000,001
Redemption period upon closure			10 days	10 days
Maximum Allowed Dissolution Expenses			$ 100,000	$ 100,000
Public Warrants
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit | $ / shares			$ 10.00	$ 10.00
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares	31,625,000		27,500,000
Proceeds from issuance initial public offering	$ 316,250,000
Payments for investment of cash in Trust Account				$ 316,250,000
Purchase price, per unit | $ / shares	$ 10.00		$ 10.00	$ 10.00
Deferred underwriting fee payable			$ 9,625,000
Cash held outside the Trust Account				$ 2,431,242
Initial Public Offering | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit | $ / shares			$ 0.0001	$ 0.0001
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares			5,433,333	5,983,333
Price of warrant | $ / shares			$ 1.50	$ 1.50
Proceeds from sale of Private Placement Warrants			$ 8,150,000	$ 8,975,000